SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2024
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

19. SUPPLEMENTAL CASH FLOW INFORMATION

During the year ended December 31, 2024, the significant non-cash investing and financing transactions were as follows:

•	641,026 common shares issued with a value of $75,000 on the date of issuance for the acquisition of the Swain Post property;
•	978,130 common shares issued with a value of $155,000 for the amended earn-in agreement of Whitefish’s Swain Lake project (See Note 6 (a));
•	1,290,045 common shares issued with a value of $175,000 in connection with option agreement for acquisition of the Vixen properties (See Note 6 (a)); and
•	250,000 common shares issued with a value of $33,750 for the Pelangio amended earn-in agreement for acquisition of the Birch Lake properties (See Note 6 (a)).

During the year ended December 31, 2023, the significant non-cash investing and financing transactions were as follows:

•	2,500,000 common shares issued with a value of $512,500 for the acquisition of Porcupine East property;
•	2,000,000 common shares issued with a value of $440,000 for the acquisition of the net assets of a private company associated with Birch Lake and Casummit Lake properties (See Note 6(a));
•	2,445,257 common shares issued with a value of $385,000 in connection with earn-in payments for various property interests;
•	1,000,000 common shares issued for the purchase of real and personal property (See Note 10);
•	Received 1,598,162 common shares from Elemental Atlus Royalties Corp worth $2,000,000 in connection with the sale of non-core royalty portfolio (Note 6(a));
•	Received 250,000 common shares from Grid Metals Corp worth of $35,000; and
•	Received 1,250,000 common shares from Patriot Lithium Limited for the sale of mining claims in Ontario Canada.